Supplement to the
Fidelity® Women's Leadership Fund
April 17, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Trustees and Officers" section.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ending April 30, 2019, or calendar year ended December 31, 2018, as applicable.

Compensation Table(1)
AGGREGATE COMPENSATION FROM A FUND	Dennis J.Dirks	Donald F.Donahue(2)	Vicki L.Fuller(3)	Alan J.Lacy
Fidelity® Women's Leadership Fund(4)	$23	$21	$5	$21
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$491,500	$456,833	$115,500	$449,500
AGGREGATE COMPENSATION FROM A FUND	Ned C.Lautenbach	JosephMauriello	Cornelia M.Small	Garnett A.Smith(2)
Fidelity® Women's Leadership Fund(4)	$25	$23	$21	$21
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$545,000	$499,500	$462,000	$443,333
AGGREGATE COMPENSATION FROM A FUND	David M.Thomas	Carol B.Tomé(6)	Michael E.Wiley(7)
Fidelity® Women's Leadership Fund(4)	$23	$15	$22
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$491,167	$322,750	$469,500

(1)  James C. Curvey and Peter S. Lynch are interested persons and are compensated by Fidelity.

(2)  Mr. Donahue and Mr. Smith each serves as a Trustee of Fidelity Summer Street Trust effective March 1, 2018.

(3)  Ms. Fuller serves as a Member of the Advisory Board of Fidelity Summer Street Trust effective October 1, 2018.

(4)  Estimated for the fund's first full year.

(5)  Reflects compensation received as of the calendar year ended December 31, 2018 for 281 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Donald F. Donahue, $247,681; Alan J. Lacy, $250,806; Ned C. Lautenbach, $311,939; Joseph Mauriello, $269,146; Cornelia M. Small, $175,000; Garnett A. Smith, $247,681; Carol B. Tomé, $185,761; and Michael E. Wiley, $240,000.

(6)  Ms. Tomé serves as a Member of the Advisory Board of Fidelity Summer Street Trust effective March 1, 2018.

(7)  Mr. Wiley serves as a Trustee of Fidelity Summer Street Trust effective March 1, 2018.

WLFB-19-01 1.9896338.100	July 23, 2019

Supplement to the
Fidelity® Women's Leadership Fund
Class A, Class M, Class C, Class I and Class Z
April 17, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Trustees and Officers" section.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ending April 30, 2019, or calendar year ended December 31, 2018, as applicable.

Compensation Table(1)
AGGREGATE COMPENSATION FROM A FUND	Dennis J.Dirks	Donald F.Donahue(2)	Vicki L.Fuller(3)	Alan J.Lacy
Fidelity® Women's Leadership Fund(4)	$23	$21	$5	$21
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$491,500	$456,833	$115,500	$449,500
AGGREGATE COMPENSATION FROM A FUND	Ned C.Lautenbach	JosephMauriello	Cornelia M.Small	Garnett A.Smith(2)
Fidelity® Women's Leadership Fund(4)	$25	$23	$21	$21
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$545,000	$499,500	$462,000	$443,333
AGGREGATE COMPENSATION FROM A FUND	David M.Thomas	Carol B.Tomé(6)	Michael E.Wiley(7)
Fidelity® Women's Leadership Fund(4)	$23	$15	$22
TOTAL COMPENSATION FROM THE FUND COMPLEX(5)	$491,167	$322,750	$469,500

(1)  James C. Curvey and Peter S. Lynch are interested persons and are compensated by Fidelity.

(2)  Mr. Donahue and Mr. Smith each serves as a Trustee of Fidelity Summer Street Trust effective March 1, 2018.

(3)  Ms. Fuller serves as a Member of the Advisory Board of Fidelity Summer Street Trust effective October 1, 2018.

(4)  Estimated for the fund's first full year.

(5)  Reflects compensation received as of the calendar year ended December 31, 2018 for 281 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Donald F. Donahue, $247,681; Alan J. Lacy, $250,806; Ned C. Lautenbach, $311,939; Joseph Mauriello, $269,146; Cornelia M. Small, $175,000; Garnett A. Smith, $247,681; Carol B. Tomé, $185,761; and Michael E. Wiley, $240,000.

(6)  Ms. Tomé serves as a Member of the Advisory Board of Fidelity Summer Street Trust effective March 1, 2018.

(7)  Mr. Wiley serves as a Trustee of Fidelity Summer Street Trust effective March 1, 2018.

AWLFB-19-01 1.9896337.100	July 23, 2019